Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001696729
PFM Multi-Manager International Equity Fund (Prospectus Summary) | PFM Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PFM Multi-Manager International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PFM Multi-Manager International Equity Fund (the “International Equity Fund”) seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Equity Fund's performance. Because the International Equity Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Equity Fund's operating expenses remain the same, and reflect the contractual expense limitation agreement in place for the first year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking long-term capital appreciation, the International Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. Under normal circumstances, the International Equity Fund will provide exposure to investments that are economically tied to at least three different countries outside of the United States. The International Equity Fund considers various factors when determining whether a company is in a particular country or region/continent, including whether: (i) the issuer is organized under the laws of the country or a country within the geographic region; (ii) the issuer or maintains its principal place of business in that country or region; (iii) the securities are traded principally in the country or region; or (iv) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region, or has at least 50% of its assets in that country or region.

The International Equity Fund invests primarily in equity securities and depositary receipts of foreign issuers, and may invest up to 45% of its net assets in securities of issuers located in emerging markets countries. The Adviser defines developed markets countries and emerging markets countries based on the MSCI Market Classification Framework. The MSCI Market Classification Framework considers economic development, size, liquidity, and market accessibility in classifying developed markets countries and emerging markets countries.

The International Equity Fund expects to invest primarily in common stocks, but may also invest in preferred stocks and convertible securities. The International Equity Fund's investments in equity securities may also include securities in their initial public offerings (“IPOs”).

The International Equity Fund may invest in issuers with market capitalizations in all ranges, including small-, medium- and large-capitalization companies.

The International Equity Fund utilizes a “multi-manager” approach whereby the Adviser allocates the International Equity Fund's assets to one or more unaffiliated sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the International Equity Fund's assets to which the sub-adviser has been allocated. Each sub-adviser will manage its portion of the International Equity Fund's assets in a manner consistent with the International Equity Fund's investment objective, strategies and restrictions. The Adviser has overall responsibility for the International Equity Fund's investments, and for selecting and overseeing the International Equity Fund's sub-advisers. Not all of the sub-advisers listed for the International Equity Fund may be actively managing assets for the International Equity Fund at all times, particularly in the initial stages of the International Equity Fund. The Adviser also has discretion to manage directly all or a portion of the International Equity Fund. The principal investment strategies that will be employed by the International Equity Fund include the following:

•         Total International All-Capitalization. The total international all-capitalization strategies invest in companies of any capitalization size that the sub-adviser(s) believe are trading at discounts to the company's intrinsic value. The total international all-capitalization strategies may invest in issuers located in both developed and emerging markets. The International Equity Fund expects to allocate up to 50% of its assets to total international all-capitalization strategies.

•         International Developed Markets. The international developed markets strategies invest in companies of any capitalization size located in non-U.S. developed economies. The sub-adviser(s) may from time to time allocate a portion of the assets allocated to them to stocks in emerging markets. The International Equity Fund expects to allocate up to 40% of its assets to international developed market strategies.

•         International Emerging Markets. The international emerging markets strategies invest in companies of any capitalization size located in emerging markets. The International Equity Fund expects to allocate up to 30% of its assets to international emerging markets strategies.

•         International Mid-Small Capitalization. The international mid-small capitalization strategies invest in stocks of mid-capitalization and small-capitalization stocks located in both developed and emerging markets. Under normal circumstances, the International Equity Fund's mid-small strategies define a mid-small capitalization company as having a market capitalization within the smallest 30% of investable companies within each individual country represented in the MSCI ACWI ex-US Index at the time of acquisition. The International Equity Fund expects to allocate up to 30% of its assets to total international mid-small capitalization strategies.

•         Index Replication. The index replication strategies involve investing in stocks in approximately the same proportion as they are represented in certain indices, e.g., the MSCI ACWI ex USA Index. The International Equity Fund's index replication strategies use a replication approach. In cases where it is not possible or practicable to purchase all of the securities comprising the Index, or to hold them in the same weightings as they represent in an index, the International Equity Fund's index replication strategies may employ a sampling whereby the International Equity Fund would hold a significant number of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. From time to time, the Advisor may direct the sub-adviser(s) responsible for the index replication strategy to over-weight or under-weight certain segments of the international equity market and deviate from fully tracking the index in an attempt to outperform the Index. The Advisor may over-weight or under-weight certain segments of the market based on the Advisor's analysis on the economy, capital markets, valuation, and trends related to the foregoing. The International Equity Fund expects to allocate between 30% and 75% of its assets to index replication strategies.

Each of the total international all-capitalization, international developed markets, international emerging markets, and international mid-small capitalization strategies are constructed using either a fundamental bottom-up investment process, which includes consideration of a company's intrinsic or fair value, or quantitative strategies where the sub-adviser(s) rank stocks based on certain factors. These factors may include, but are not limited to, measures quantifying historical and forecasted valuations as compared to earnings, sales, and book value; quality measures such as cash on the balance sheet, earnings momentum, and debt to equity; and measures of market sentiment such as share price momentum or short interest.

When determining the allocations and reallocations to a sub-adviser, the Adviser employs a strategic and tactical management approach, and will consider a variety of factors, including but not limited to the sub-adviser's investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser's allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the International Equity Fund.

The International Equity Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts. The International Equity Fund can use uninvested cash to purchase futures contracts to gain exposure to equity markets. The International Equity Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The International Equity Fund may seek to implement its investment strategy through investments in exchange-traded funds (“ETFs”) and other registered investment companies instead of direct investments. The International Equity Fund may invest up to 20% of its assets in derivatives, ETFs, and other registered investment companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the International Equity Fund, and the International Equity Fund's performance could trail that of other investments. The International Equity Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. The International Equity Fund is subject to the principal risks noted below, listed in alphabetical order, any of which may adversely affect the International Equity Fund's net asset value (“NAV”), yield, total return and ability to meet its investment objective.

Convertible Securities Risk is the risk that the market values of convertible securities may be affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Depositary Receipts Risk involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The International Equity Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Derivative Investment Risk is the risk that the use of derivative investments will result in the International Equity Fund sustaining a loss. The value of a derivative instrument depends largely on the value of the underlying reference asset. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that a counterparty to a derivative contract will be unable or unwilling to meet its financial obligations. Derivatives involve costs and can create leverage in the International Equity Fund's portfolio, which may result in significant volatility and cause the International Equity Fund to lose more than the amount it invested. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the International Equity Fund, potentially resulting in losses to International Equity Fund shareholders. Derivatives may be less liquid than more traditional investments and the International Equity Fund may be unable to sell or close out its derivative positions at a desirable time or price. Derivatives also may be harder to value, less tax efficient and subject to changing government regulation that could impact the International Equity Fund's ability to use certain derivatives or increase their cost. Derivatives used for hedging or to gain or limit exposure may not provide the expected benefits, particularly during adverse market conditions. When the International Equity Fund uses derivatives, it likely will be required to provide margin and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements, which could limit the International Equity Fund's ability to pursue other opportunities as they arise, or require the International Equity Fund to liquidate portfolio securities in order to satisfy margin requirements. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk.

Emerging Markets Risk is the risk that in addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk is the risk that the value of the International Equity Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in Initial Public Offerings tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Currency Risk is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the International Equity Fund's investments and its returns. Because the International Equity Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the International Equity Fund's holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the International Equity Fund invests, causing an adverse impact on the Fund's investments in the affected region.

Foreign Investments Risk is the risk that investing in foreign (non-U.S.) securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDR”), and European Depositary Receipts (“EDRs”), may result in the International Equity Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial reporting standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the International Equity Fund's investments to decline. In addition, when the International Equity Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions.

Geographic Focus Risk is the risk that the performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the country or region in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

Indexing Risk is the risk that because a portion of the International Equity Fund follows an index replication strategy, the adverse performance of a particular security necessarily will not result in the elimination of the security from the International Equity Fund's portfolio. Ordinarily, a sub-adviser using an index replication strategy will not sell the International Equity Fund's portfolio securities except to reflect additions or deletions of the securities that comprise the index, or as may be necessary to raise cash to pay International Equity Fund shareholders who sell Fund shares. As such, the International Equity Fund will be negatively affected by declines in the securities represented by the index. Also, there is no guarantee that a sub-adviser using an index replication strategy will be able to match the International Equity Fund's performance to that of the index. A sub-adviser may not be able to match the performance of the index it is seeking to replicate for a variety of reasons, such as expenses that the Fund has that the Index does not have. The International Equity Fund's assets are also subject to management risk, further described below.

Investment Company Risk is the risk that shareholders in the International Equity Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the International Equity Fund's direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the International Equity Fund. In addition, investments in ETFs are subject to the risks associated with the underlying assets held by an ETF, and the following additional risks: (1) an ETF's shares may trade above or below its net asset value; (2) an active trading market for the ETF's shares may not develop or be maintained; (3) trading an ETF's shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

IPO Risk is the risk that the prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories.

Issuer-Specific Risk is the risk that changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities or instruments of smaller, less-well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the International Equity Fund.

Large-Capitalization Stock Risk is the risk that large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Liquidity Risk is the risk that the International Equity Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the International Equity Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on the International Equity Fund's performance.

Management Risk is the risk that a strategy used by the International Equity Fund's sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the sub-advisers may cause unintended results.

Market Risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the International Equity Fund to decline. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Mid-Capitalization Stock Risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Multi-Manager Risk is the risk that the sub-advisers' investment styles will not always be complementary and the sub-advisers may make decisions that conflict with each other, which could affect the performance of the International Equity Fund. The International Equity Fund's performance depends on the skill of the Adviser in selecting, overseeing, and allocating the International Equity Fund's assets to the sub-advisers. The International Equity Fund could lose money as a result of less than optimal or poor asset allocation decisions. Moreover, the International Equity Fund's multi-manager approach may result in the International Equity Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the International Equity Fund's performance depending on the performance of those securities and the overall market environment. The sub-advisers may underperform the market generally or underperform other investment managers that could have been selected for the International Equity Fund.

New Fund Risk is the risk that the International Equity Fund, because it is new with a limited operating history, will not grow or maintain an economically viable size, in which case the Board of Trustees of the International Equity Fund may determine to liquidate the International Equity Fund.

Preferred Securities Risk includes issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

Small-Capitalization Stock Risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Valuation Risk is the risk that the sale price the International Equity Fund could receive for a portfolio security may differ from the Fund's valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the International Equity Fund's portfolio may change on days when shareholders will not be able to purchase or sell the International Equity Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose all or part of your investment in the International Equity Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The International Equity Fund is new and does not yet have a full calendar year of performance. After the International Equity Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which is accessible by calling 1-833-PFM-MMST (1-883-736-6678), will provide some indication of the risks of investing in the International Equity Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The International Equity Fund is new and does not yet have a full calendar year of performance. After the International Equity Fund has been in operation for a full calendar year, total return information will be presented.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The International Equity Fund is new and does not yet have a full calendar year of performance. After the International Equity Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which is accessible by calling 1-833-PFM-MMST (1-883-736-6678), will provide some indication of the risks of investing in the International Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-883-736-6678
PFM Multi-Manager International Equity Fund (Prospectus Summary) | PFM Multi-Manager International Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 235
PFM Multi-Manager International Equity Fund (Prospectus Summary) | PFM Multi-Manager International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 235
PFM Multi-Manager International Equity Fund (Prospectus Summary) | PFM Multi-Manager International Equity Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 235

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	PFM has contractually agreed to limit the amount of the International Equity Fund's total annual fund operating expenses, exclusive of Rule 12b-1 fees, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, liquidation or reorganization, extraordinary or non-routine expenses such as litigation, and acquired fund fees and expenses, to 0.63% of the International Equity Fund's average daily net assets through January 28, 2019. The expense limitation agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the International Equity Fund, upon 60 days' written notice to the Adviser. The expense limitation agreement may not be terminated during its term by the Adviser without the consent of the Board of Trustees of the Trust. The Adviser will be permitted to recoup fees waived or expenses paid through the expense limitation agreement to the extent that the International Equity Fund's expenses in later periods fall below the amounts set forth above, so long as the recoupment is within three years from the date on which the fees were waived or expenses paid. The total amount of reimbursement to which the Adviser may be entitled shall not exceed an amount that would cause a share class to exceed its expense cap in place at the time the advisory fees were waived or expenses were incurred, or the expense cap currently in place, whichever is less.